SEGMENT INFORMATION - Schedule of Group’s Consolidated Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Underwriting revenues
Gross written premiums	$ 666,709	$ 700,146	$ 688,678
Ceded written premiums	(209,106)	(210,597)	(191,465)
Net written premiums	457,603	489,549	497,213
Net change in unearned premiums	(3,797)	(6,419)	(50,061)
Net premiums earned	453,806	483,130	447,152
Underwriting deductions
Net policy acquisition expenses	(76,870)	(79,535)	(74,976)
Net loss and loss adjustment expenses	(215,782)	(216,112)	(189,087)
Underwriting income	161,154	187,483	183,089
General and administrative expenses	(97,047)	(90,362)	(78,927)
Investment income	54,744	51,883	40,460
Net realized gain on investments	2,252	589	6,723
Net unrealized gain on investments	3,170	1,390	2,684
Change in allowance for expected credit losses on investments	187	29	368
Change in allowance for expected credit losses on receivables	(856)	(1,482)	(2,452)
Other revenues	2,720	1,988	1,862
Other expenses	(7,263)	(6,169)	(5,594)
Change in fair value of derivative financial liabilities	0	(4,928)	(27,289)
Net foreign exchange gain (loss)	8,079	(8,130)	5,124
Income before income taxes	127,140	132,291	126,048
Income tax benefit (expense)	10	2,860	(7,854)
Net Income	127,150	135,151	118,194
Sub Total
Underwriting revenues
Gross written premiums	666,709	700,146	688,678
Ceded written premiums	(209,106)	(210,597)	(191,465)
Net written premiums	457,603	489,549	497,213
Net change in unearned premiums	(3,797)	(6,419)	(50,061)
Net premiums earned	453,806	483,130	447,152
Underwriting deductions
Net policy acquisition expenses	(76,870)	(79,535)	(74,976)
Net loss and loss adjustment expenses	(215,782)	(216,112)	(189,087)
Underwriting income	161,154	187,483	183,089
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange gain (loss)	0	0	0
Income before income taxes	161,154	187,483	183,089
Income tax benefit (expense)	0	0	0
Net Income	161,154	187,483	183,089
Long-tail
Underwriting revenues
Gross written premiums	167,097	204,428	226,862
Ceded written premiums	(50,109)	(68,183)	(73,900)
Net written premiums	116,988	136,245	152,962
Net change in unearned premiums	5,354	10,051	4,760
Net premiums earned	122,342	146,296	157,722
Underwriting deductions
Net policy acquisition expenses	(23,534)	(28,073)	(31,160)
Net loss and loss adjustment expenses	(87,890)	(78,741)	(69,250)
Underwriting income	10,918	39,482	57,312
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange gain (loss)	0	0	0
Income before income taxes	10,918	39,482	57,312
Income tax benefit (expense)	0	0	0
Net Income	10,918	39,482	57,312
Short-tail
Underwriting revenues
Gross written premiums	399,441	412,335	400,682
Ceded written premiums	(157,257)	(140,930)	(117,565)
Net written premiums	242,184	271,405	283,117
Net change in unearned premiums	(2,923)	(15,388)	(46,925)
Net premiums earned	239,261	256,017	236,192
Underwriting deductions
Net policy acquisition expenses	(42,585)	(40,488)	(35,997)
Net loss and loss adjustment expenses	(92,368)	(103,249)	(93,085)
Underwriting income	104,308	112,280	107,110
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange gain (loss)	0	0	0
Income before income taxes	104,308	112,280	107,110
Income tax benefit (expense)	0	0	0
Net Income	104,308	112,280	107,110
Reinsurance
Underwriting revenues
Gross written premiums	100,171	83,383	61,134
Ceded written premiums	(1,740)	(1,484)	0
Net written premiums	98,431	81,899	61,134
Net change in unearned premiums	(6,228)	(1,082)	(7,896)
Net premiums earned	92,203	80,817	53,238
Underwriting deductions
Net policy acquisition expenses	(10,751)	(10,974)	(7,819)
Net loss and loss adjustment expenses	(35,524)	(34,122)	(26,752)
Underwriting income	45,928	35,721	18,667
General and administrative expenses	0	0	0
Investment income	0	0	0
Net realized gain on investments	0	0	0
Net unrealized gain on investments	0	0	0
Change in allowance for expected credit losses on investments	0	0	0
Change in allowance for expected credit losses on receivables	0	0	0
Other revenues	0	0	0
Other expenses	0	0	0
Change in fair value of derivative financial liabilities	0	0	0
Net foreign exchange gain (loss)	0	0	0
Income before income taxes	45,928	35,721	18,667
Income tax benefit (expense)	0	0	0
Net Income	45,928	35,721	18,667
Corporate and other
Underwriting revenues
Gross written premiums	0	0	0
Ceded written premiums	0	0	0
Net written premiums	0	0	0
Net change in unearned premiums	0	0	0
Net premiums earned	0	0	0
Underwriting deductions
Net policy acquisition expenses	0	0	0
Net loss and loss adjustment expenses	0	0	0
Underwriting income	0	0	0
General and administrative expenses	(97,047)	(90,362)	(78,927)
Investment income	54,744	51,883	40,460
Net realized gain on investments	2,252	589	6,723
Net unrealized gain on investments	3,170	1,390	2,684
Change in allowance for expected credit losses on investments	187	29	368
Change in allowance for expected credit losses on receivables	(856)	(1,482)	(2,452)
Other revenues	2,720	1,988	1,862
Other expenses	(7,263)	(6,169)	(5,594)
Change in fair value of derivative financial liabilities	0	(4,928)	(27,289)
Net foreign exchange gain (loss)	8,079	(8,130)	5,124
Income before income taxes	(34,014)	(55,192)	(57,041)
Income tax benefit (expense)	10	2,860	(7,854)
Net Income	$ (34,004)	$ (52,332)	$ (64,895)